Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust V
Prospectus dated December 29, 2023
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Preferred Securities and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust V
Prospectus dated December 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust V
Prospectus dated December 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust V
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.